Supplemental Disclosures of Cash Flow Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Supplemental Cash Flow Elements [Abstract]
Schedule of supplemental disclosures of cash flow information
	For the Six Months Ended June 30,
	2020	2019
Interest paid	$243,063	$423,539
Income tax paid	$-	$-

Business Combinations:
Current Assets	$1,734,663	$3,308,301
Property and equipment	$157,052	$207,604
Working capital adjustment receivable	$-	$553,643
Assumed liabilities	$(3,195,726)	$(4,668,977)
Goodwill	$1,720,726	$6,381,715
Net cash acquired in acquisition of Goedeker	$1,501,285	$1,285,214
Financing:
Due to seller (cash paid to seller day after closing)	$233,000	-
Term Loan	$-	$1,500,000
Debt discount financing costs	-	(178,000)
Warrant feature upon issuance of term loan	-	(229,244)
Term loan, net	$-	$1,092,756

Line of Credit	$-	$754,682
Debt discount on line of credit	-	(128,682)
Issuance of common shares on promissory note	-	(137,500)
Line of Credit, net	$-	$488,500

Promissory Notes	$855,000	$714,286
Promissory Note original issue and debt discount	-	(79,286)
Warrants issued in conjunction with notes payable		(292,673)
Promissory Note, net	$855,000	$342,327

9% Subordinated Promissory Note	$-	$4,700,000
Debt discount financing costs	-	(215,500)
9% Subordinated Promissory Note, net	$-	$4,484,500

Warrant liability	$-	$229,244
Common stock	415	-
Additional Paid in Capital	$829,585	$430,173

	For the Year Ended December 31,
	2019	2018
Interest paid	$706,784	$811,854
Income tax paid	-	-

Business Combinations:
Current Assets	$3,412,296	$-
Property and equipment	216,286	-
Intangibles	2,117,000	-
Goodwill	4,976,016	-
Assumed liabilities	(6,238,183)	-
9% Subordinated Promissory Note, net of debt discount of $1,277,602	(3,422,398)	-
Contingent note payable	(81,494
Non-controlling interest	(979,523)	-
Cash acquired in acquisition of Goedeker	$-	$-
Financing:
Term Loan	$1,500,000	$-
Debt discount financing costs	(178,000)	-
Warrant feature upon issuance of term loan	(229,244)	-
Term loan, net	$1,092,756	$-

Line of Credit	$754,682	$-
Debt discount on line of credit	(128,682)	-
Issuance of common shares on promissory note	(137,500)	-
Line of Credit, net	$488,500	$-

Convertible Promissory Note	$714,286	$-
Convertible Promissory Note original issue and debt discount	(79,286)	-
Warrants issued in conjunction with convertible promissory note	(292,673)	-
Convertible Promissory Note, net	$(342,327)	$-

Warrant liability	229,244	-
Additional Paid-in Capital – common shares and warrants issued	$430,173	$-

Operating lease, ROU assets and liabilities	$2,924,157	$-